Fair Value Measurements (Fair Values Of Non-Financial Assets Measured At Fair Value On Non-Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012		May 29, 2011
Impaired assets to be disposed of by method other than sale, carrying value of asset	$ 3.5
Impaired long lived assets held and used carrying value	1.1
Long-lived assets held for disposal, carrying amount			7.0
Segment, Discontinued Operations
Impairment of long-lived assets to be disposed of	0.3
Segment, Continuing Operations
Impairment of long-lived assets to be disposed of	0.4
Long-lived assets held and used, impairment charge			2.1
Fair Value, Measurements, Nonrecurring
Long-lived assets held for disposal	3.2	[1]	4.4	[2]
Long-lived assets held and used	0.7	[3]	0.7	[4]
Total	3.9		5.1
Assets held-for-sale, long lived, fair value disclosure	3.2	[1]
Impairment of long-lived assets to be disposed of			2.6
Impaired long lived assets held and used carrying value			2.8
Property, Plant, and Equipment, fair value disclosure	0.7	[3]
Fair Value, Measurements, Nonrecurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Long-lived assets held for disposal	0	[1]	0	[2]
Long-lived assets held and used	0	[3]	0	[4]
Total	0		0
Fair Value, Measurements, Nonrecurring | Significant Other Observable Inputs (Level 2)
Long-lived assets held for disposal	0	[1]	0	[2]
Long-lived assets held and used	0	[3]	0	[4]
Total	0		0
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs (Level 3)
Long-lived assets held for disposal	3.2	[1]	4.4	[2]
Long-lived assets held and used	0.7	[3]	0.7	[4]
Total	3.9		5.1
Fair Value, Measurements, Nonrecurring | Segment, Discontinued Operations
Impairment of long-lived assets to be disposed of			0.7
Fair Value, Measurements, Nonrecurring | Segment, Continuing Operations
Impairment of long-lived assets to be disposed of			$ 1.9

[1]	In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2012, long-lived assets held for disposal with a carrying amount of $3.5 million were written down to their fair value of $3.2 million, based on a review of comparable assets, resulting in an impairment charge of $0.3 million, which was included in losses from discontinued operations.
[2]	In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held for disposal with a carrying amount of $7.0 million were written down to their fair value of $4.4 million, based on a review of comparable assets, resulting in an impairment charge of $2.6 million, of which $1.9 million was included in earnings from continuing operations and $0.7 million was included in losses from discontinued operations.
[3]	In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2012, long-lived assets held and used with a carrying amount of $1.1 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $0.4 million, which was included in earnings from continuing operations.
[4]	In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held and used with a carrying amount of $2.8 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $2.1 million, which was included in earnings from continuing operations.